CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Series B convertible preferred shares	Series C convertible preferred shares	Series D convertible preferred shares	Series E convertible preferred shares	Series D contingent forward contract liability	Series E contingent forward contract liability	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2018										$ 259,960
Beginning balance (in shares) at Dec. 31, 2018										51,909,271
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series C convertible preferred shares		$ (47,531)
Repurchase of Series B convertible preferred shares (in shares)		(3,571,429)
Extinguishment of Series C convertible preferred shares		$ (10,404)
Issuance of convertible preferred shares			$ 871,985
Number of shares issued			141,746,324
Ending balance at Dec. 31, 2019										$ 1,074,010
Ending balance (in shares) at Dec. 31, 2019										190,084,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses										$ (277,357)
Exercise of share options (in shares)										424,761
Balance at Dec. 31, 2019							$ 1	$ 16,432	$ (637,513)	$ (621,080)
Balance (in shares) at Dec. 31, 2019							8,051,722
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares			$ 400,000
Number of shares issued			62,402,501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses									(246,868)	(246,868)
Exercise of share options								323		323
Exercise of share options (in shares)							348,752
Share-based compensation								1,981		1,981
Balance at Jun. 30, 2020							$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020							8,400,474
Beginning balance at Dec. 31, 2019										$ 1,074,010
Beginning balance (in shares) at Dec. 31, 2019										190,084,166
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series C convertible preferred shares		$ (24,885)
Repurchase of Series B convertible preferred shares (in shares)		(4,352,265)
Issuance of convertible preferred shares			$ 400,000	$ 898,932
Number of shares issued			62,402,501	113,877,589
Extinguishment and reclassification of Series B convertible preferred shares	$ (4,000)
Settlement of Series D contingent forward contract liability					$ 39,563	$ 110,456
Ending balance at Dec. 31, 2020										$ 2,494,076
Ending balance (in shares) at Dec. 31, 2020										362,011,991
Balance at Dec. 31, 2019							$ 1	16,432	(637,513)	$ (621,080)
Balance (in shares) at Dec. 31, 2019							8,051,722
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses										$ (719,380)
Exercise of share options (in shares)										2,837,729
Balance at Dec. 31, 2020							$ 1	38,115	(1,356,893)	$ (1,318,777)
Balance (in shares) at Dec. 31, 2020							10,889,451
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares			$ 200,000
Number of shares issued			31,201,256
Balance at Mar. 31, 2020							$ 1	17,436	(767,096)	(749,659)
Balance (in shares) at Mar. 31, 2020							8,186,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses									(117,285)	(117,285)
Exercise of share options								290		290
Exercise of share options (in shares)							214,087
Share-based compensation								1,010		1,010
Balance at Jun. 30, 2020							$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020							8,400,474
Balance at Jun. 30, 2020							$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020							8,400,474
Ending balance at Dec. 31, 2020										$ 2,494,076
Ending balance (in shares) at Dec. 31, 2020										362,011,991
Balance at Dec. 31, 2020							$ 1	38,115	(1,356,893)	$ (1,318,777)
Balance (in shares) at Dec. 31, 2020							10,889,451
Balance at Jun. 30, 2020							$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020							8,400,474
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series B convertible preferred shares (in shares)	(1,333,333)
Number of shares issued				75,918,392
Ending balance at Jun. 30, 2021										$ 5,836,785
Ending balance (in shares) at Jun. 30, 2021							13,917,981			437,182,072
Balance at Dec. 31, 2020							$ 1	38,115	(1,356,893)	$ (1,318,777)
Balance (in shares) at Dec. 31, 2020							10,889,451
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses									(1,009,678)	(1,009,678)
Exercise of share options								5,266		$ 5,266
Exercise of share options (in shares)							3,028,530			3,028,530
Share-based compensation								5,630		$ 5,630
Balance at Jun. 30, 2021							$ 1	26,615	(4,495,788)	(4,469,172)
Balance (in shares) at Jun. 30, 2021							13,917,981
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares				$ 1,361,273
Number of shares issued				25,306,130
Ending balance at Jun. 30, 2021										$ 5,836,785
Ending balance (in shares) at Jun. 30, 2021							13,917,981			437,182,072
Balance at Mar. 31, 2021							$ 1	6,198	(4,234,062)	$ (4,227,863)
Balance (in shares) at Mar. 31, 2021							13,498,196
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses									(261,726)	(261,726)
Exercise of share options								950		950
Exercise of share options (in shares)							419,785
Share-based compensation								3,748		3,748
Balance at Jun. 30, 2021							$ 1	$ 26,615	$ (4,495,788)	$ (4,469,172)
Balance (in shares) at Jun. 30, 2021							13,917,981